Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value valuation method	Assumptions used in calculating the fair value of the conversion feature at March 31, 2017 include the following:
Risk free interest rates	1.21%
Volatility	60%
Assumptions used in calculating the fair value of the conversion feature at December 31, 2016 include the following:
Risk free interest rates	1.20%
Volatility	60%

Schedule of assumptions used in calculating the fair value of the warrants

Assumptions used in calculating the fair value of the warrants described in this Note 6 at March 31, 2017 include the following:

Dividend yield	0%
Expected volatility	50% - 60%
Risk free interest rates	0.76% - 1.72%
Expected remaining term (in years)	0.25 – 4.00

Assumptions used in calculating the fair value of the warrants described in this Note 8 at December 31, 2016 include the following:

Dividend yield	0%
Expected volatility	55% - 60%
Risk free interest rates	0.62% - 1.76%
Expected remaining term (in years)	0.50 - 4.26

Schedule of fair values and the changes in fair values of derivative liability

The fair values and the changes in fair values of derivative liabilities as of, and during the three months ended March 31, 2017 and 2016 are as follows:

	Three Months Ended March 31,
	2017	2016
Balance, beginning of period	$131,173	$658,286
(Gain) loss on change in fair value for the period	93,046	(160,118)
Balance, end of period	$224,219	$498,168

The fair values and the changes in fair values of derivative liabilities as of, and during the years ended, December 31, 2016 and 2015 are as follows:

	Year Ended December 31,
	2016	2015
Balance, beginning of period	$658,286	$2,198,162
Conversion of equity warrants to liabilities	192,173	-
Addition from debt restructurings	1,592,134	-
Reduction from debt conversions	(1,207,813)	-
Reduction from warrant exercise	(37,672)	-
Gain on change in fair value for the period	(1,065,935)	(1,539,876)
Balance, end of period	$131,173	$658,286